Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Howmet Aerospace Inc.	26,622	$759,792

Aluminum — 0.7%
Kaiser Aluminum Corp.	6,799	672,421

Building Products — 6.8%
Advanced Drainage Systems Inc.	8,745	730,907
Apogee Enterprises Inc.	23,816	754,491
Armstrong World Industries Inc.	8,356	621,603
Builders FirstSource Inc.(a)	19,134	780,859
Gibraltar Industries Inc.(a)	10,442	751,197
Insteel Industries Inc.	28,212	628,281
Owens Corning	9,092	688,810
Simpson Manufacturing Co. Inc.	7,441	695,361
Trex Co. Inc.(a)(b)	9,072	759,508

		6,411,017

Commodity Chemicals — 4.3%
AdvanSix Inc.(a)	33,029	660,250
Hawkins Inc.	12,610	659,629
LyondellBasell Industries NV, Class A	7,566	693,500
Olin Corp.	29,572	726,288
Tredegar Corp.	40,766	680,792
Westlake Chemical Corp.	8,275	675,240

		4,095,699

Construction & Engineering — 11.6%
AECOM(a)	13,158	655,005
Aegion Corp.(a)	36,949	701,661
Argan Inc.	13,913	618,989
Construction Partners Inc., Class A(a)(b)	24,053	700,183
EMCOR Group Inc.	7,656	700,218
Fluor Corp.	36,215	578,354
Granite Construction Inc.	24,960	666,682
Great Lakes Dredge & Dock Corp.(a)	58,734	773,527
Jacobs Engineering Group Inc.	6,198	675,334
MasTec Inc.(a)	10,790	735,662
MYR Group Inc.(a)	12,098	727,090
NV5 Global Inc.(a)	9,055	713,353
Primoris Services Corp.	25,671	708,776
Quanta Services Inc.	9,549	687,719
Tutor Perini Corp.(a)	50,367	652,253
Valmont Industries Inc.	3,988	697,621

		10,992,427

Construction Machinery & Heavy Trucks — 3.6%
Astec Industries Inc.	10,810	625,683
Greenbrier Companies Inc. (The)	19,171	697,441
Oshkosh Corp.	7,982	687,011
Terex Corp.	19,520	681,053
Trinity Industries Inc.	28,427	750,188

		3,441,376

Construction Materials — 2.9%
Eagle Materials Inc.	7,010	710,463
Martin Marietta Materials Inc.	2,369	672,725
Summit Materials Inc., Class A(a)	32,803	658,684
Vulcan Materials Co.	4,612	684,006

		2,725,878

Distributors — 0.8%
Pool Corp.	2,083	775,918

Security	Shares	Value

Diversified Chemicals — 0.7%
Eastman Chemical Co.	6,596	$661,447

Diversified Metals & Mining — 0.7%
Compass Minerals International Inc.	10,325	637,259

Electric Utilities — 18.4%
Alliant Energy Corp.	13,558	698,644
American Electric Power Co. Inc.	8,598	715,955
Avangrid Inc.	15,379	698,976
Duke Energy Corp.	7,865	720,119
Edison International	11,596	728,461
Entergy Corp.	6,717	670,625
Evergy Inc.	13,055	724,683
Eversource Energy	8,381	725,040
Exelon Corp.	17,517	739,568
FirstEnergy Corp.	24,767	758,118
Hawaiian Electric Industries Inc.	19,960	706,384
IDACORP Inc.	7,832	752,107
MGE Energy Inc.	10,110	708,003
NextEra Energy Inc.	9,886	762,705
NRG Energy Inc.	20,770	779,914
OGE Energy Corp.	21,806	694,739
Otter Tail Corp.	17,381	740,604
PG&E Corp.(a)	57,406	715,279
Pinnacle West Capital Corp.	8,700	695,565
PNM Resources Inc.	14,561	706,645
Portland General Electric Co.	17,202	735,730
PPL Corp.	25,061	706,720
Southern Co. (The)	11,653	715,844
Xcel Energy Inc.	10,904	726,970

		17,327,398

Environmental & Facilities Services — 0.7%
Tetra Tech Inc.	5,539	641,306

Gas Utilities — 6.7%
Atmos Energy Corp.	7,371	703,415
Chesapeake Utilities Corp.	6,876	744,052
National Fuel Gas Co.	17,202	707,518
New Jersey Resources Corp.	21,262	755,864
Northwest Natural Holding Co.	14,737	677,755
ONE Gas Inc.	8,999	690,853
South Jersey Industries Inc.	31,105	670,313
Southwest Gas Holdings Inc.	10,370	629,977
Spire Inc.	11,035	706,681

		6,286,428

Home Furnishings — 0.7%
Leggett & Platt Inc.	15,130	670,259

Independent Power Producers & Energy Traders — 0.8%
Vistra Corp.	37,441	736,090

Industrial Conglomerates — 0.7%
Carlisle Companies Inc.	4,501	702,966

Industrial Machinery — 1.5%
EnPro Industries Inc.	9,187	693,802
Mueller Industries Inc.	19,959	700,761

		1,394,563

Multi-Utilities — 11.4%
Ameren Corp.	9,301	726,036
Avista Corp.	19,180	769,885

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Black Hills Corp.	11,871	$729,473
CenterPoint Energy Inc.	31,364	678,717
CMS Energy Corp.	11,996	731,876
Consolidated Edison Inc.	9,520	688,010
Dominion Energy Inc.	9,448	710,490
DTE Energy Co.	5,693	691,187
MDU Resources Group Inc.	26,792	705,701
NiSource Inc.	29,875	685,333
NorthWestern Corp.	12,517	729,866
Public Service Enterprise Group Inc.	12,441	725,310
Sempra Energy	5,593	712,604
Unitil Corp.	16,539	732,182
WEC Energy Group Inc.	7,684	707,159

		10,723,829

Oil & Gas Storage & Transportation — 4.2%
Antero Midstream Corp.	94,842	731,232
EnLink Midstream LLC	158,280	587,219
Equitrans Midstream Corp.	82,891	666,443
Kinder Morgan Inc./DE	48,024	656,488
ONEOK Inc.	17,647	677,292
Williams Companies Inc. (The)	31,881	639,214

		3,957,888

Railroads — 3.1%
CSX Corp.	7,805	708,304
Kansas City Southern	3,691	753,444
Norfolk Southern Corp.	2,985	709,266
Union Pacific Corp.	3,479	724,397

		2,895,411

Specialized REITs — 0.8%
Weyerhaeuser Co.	21,987	737,224

Specialty Chemicals — 2.3%
Avient Corp.	17,247	694,709
Ingevity Corp.(a)(b)	9,627	729,053
PQ Group Holdings Inc.	49,555	706,654

		2,130,416

Steel — 7.1%
Allegheny Technologies Inc.(a)	39,943	669,844
Carpenter Technology Corp.	22,811	664,256
Cleveland-Cliffs Inc.	53,819	783,605
Commercial Metals Co.	33,889	696,080
Haynes International Inc.	27,190	648,210
Nucor Corp.	11,971	636,737
Reliance Steel & Aluminum Co.	5,558	665,571
Steel Dynamics Inc.	17,390	641,169

Security	Shares	Value

Steel (continued)
United States Steel Corp.	40,470	$678,682
Worthington Industries Inc.	12,672	650,580

		6,734,734

Trading Companies & Distributors — 2.3%
BMC Stock Holdings Inc.(a)	14,397	772,831
Boise Cascade Co.	15,452	738,606
H&E Equipment Services Inc.	22,447	669,145

		2,180,582

Water Utilities — 6.3%
American States Water Co.	9,692	770,611
American Water Works Co. Inc.	4,815	738,958
Cadiz Inc.(a)(b)	70,711	753,072
California Water Service Group	14,496	783,219
Essential Utilities Inc.	15,075	712,897
Middlesex Water Co.	10,151	735,643
SJW Group	10,746	745,342
York Water Co. (The)	15,406	717,920

		5,957,662

Total Common Stocks — 99.9% (Cost: $85,748,720)		94,249,990

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	722,064	722,497
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	240,000	240,000

		962,497

Total Short -Term Investments — 1.0% (Cost: $962,495)		962,497

Total Investments in Securities — 100.9% (Cost: $86,711,215)		95,212,487

Other Assets, Less Liabilities — (0.9)%		(818,391)

Net Assets — 100.0%		$94,394,096

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$114,457	$608,062	(a)	$—	$25	$(47)	$722,497	722,064	$2,535	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	230,000	(a)	—	—	—	240,000	240,000	51		—

					$25	$(47)	$962,497		$2,586		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$94,249,990	$—	$—	$94,249,990
Money Market Funds	962,497	—	—	962,497

	$95,212,487	$—	$—	$95,212,487

3